Financial Instruments - Schedule of Level 3 Fair Values for the Convertible Loan (Details)	12 Months Ended
Dec. 31, 2024
Convertible Loan [Member]
Liability
Convertible loan, Valuation technique	Discounted cash flows: The valuation model considers the present value of expected payments, discounted using a risk-adjusted discount rate.
Convertible loan, Significant unobservable inputs	The interest rate for the long-term borrowings without conversion right, which is 8.26% assessed by the management.
Convertible loan, Inter-relationship between significant unobservable inputs	The interest rate will impact the cash flow for the following periods
Warrant Liabilities [Member]
Liability
Warrant Liabilities, Valuation technique	Black-Scholes Model / Monte Carlo Simulation: The valuation model considers factors such as stock price, volatility, risk-free rate, and time to expiration to determine the fair value of the warrants.
Warrant Liabilities, Significant unobservable inputs	- Expected stock price volatility, assessed at 58.86% and 116.79% based on peer Companies, historical trends and market conditions as of issuance date and December 31, 2024, respectively. - Risk-free interest rate of 4.787% and 4.220%, based on government bond yields as of issuance date and December 31, 2024, respectively. - Expected life of the warrants, estimated at 3 years and 2.31 years as of issuance date and December 31, 2024, respectively.
Warrant Liabilities, Inter-relationship between significant unobservable inputs	Changes in stock price volatility, risk-free rate, or expected life will impact the fair value of warrant liabilities, leading to fluctuations in financial statements.